Debt Issued (Details) - Schedule of debt securities issued - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Amount	$ 698,435	$ 634,952
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 23,078
Annual interest rate		2.00%
Issue date		07/01/2020
Maturity date		07/07/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 38,371
Annual interest rate		1.95%
Issue date		09/01/2020
Maturity date		09/04/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 34,886
Annual interest rate		1.91%
Issue date		13/01/2020
Maturity date		13/04/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 11,629
Annual interest rate		1.87%
Issue date		14/01/2020
Maturity date		14/04/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 31,667
Annual interest rate		1.91%
Issue date		29/01/2020
Maturity date		31/07/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 36,736	$ 7,917
Annual interest rate	0.28%	1.91%
Issue date	09/02/2021	29/01/2020
Maturity date	02/08/2021	31/07/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 71,400	$ 27,709
Annual interest rate	0.23%	1.86%
Issue date	25/02/2021	29/01/2020
Maturity date	01/06/2021	29/05/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 36,295	$ 10,350
Annual interest rate	0.34%	1.85%
Issue date	04/03/2021	30/01/2020
Maturity date	03/09/2021	01/06/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 72,589	$ 19,720
Annual interest rate	0.34%	1.85%
Issue date	04/03/2021	03/02/2020
Maturity date	07/09/2021	03/06/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 31,391
Annual interest rate		1.55%
Issue date		08/04/2020
Maturity date		05/06/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 21,262
Annual interest rate		1.30%
Issue date		13/04/2020
Maturity date		12/05/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 12,758
Annual interest rate		1.30%
Issue date		13/04/2020
Maturity date		13/05/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 34,020
Annual interest rate		1.30%
Issue date		13/04/2020
Maturity date		13/05/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 25,593
Annual interest rate		1.55%
Issue date		16/04/2020
Maturity date		16/06/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 78,873	$ 25,593
Annual interest rate	0.23%	1.55%
Issue date	10/09/2021	16/04/2020
Maturity date	10/03/2022	18/06/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 78,413	$ 34,158
Annual interest rate	0.23%	1.61%
Issue date	13/09/2021	17/04/2020
Maturity date	17/03/2022	21/08/2020
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 72,240	$ 42,697
Annual interest rate	0.23%	1.60%
Issue date	20/01/2021	17/04/2020
Maturity date	20/04/2021	21/08/2020
Wells Fargo Bank One [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 36,736	$ 42,858
Annual interest rate	0.38%	1.50%
Issue date	09/02/2021	22/04/2020
Maturity date	04/02/2022	14/08/2020
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 35,700	$ 42,943
Annual interest rate	0.26%	1.45%
Issue date	25/02/2021	24/04/2020
Maturity date	24/08/2021	29/01/2021
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 35,700	$ 4,175
Annual interest rate	0.26%	1.30%
Issue date	25/02/2021	29/04/2020
Maturity date	26/08/2021	29/10/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 32,834
Annual interest rate		0.45%
Issue date		18/05/2020
Maturity date		20/07/2020
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency		USD
Amount		$ 5,089
Annual interest rate		0.45%
Issue date		18/05/2020
Maturity date		20/07/2020
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD	USD
Amount	$ 18,147	$ 74,254
Annual interest rate	0.25%	0.45%
Issue date	04/03/2021	07/12/2020
Maturity date	01/06/2021	06/12/2021
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD
Amount	$ 78,814
Annual interest rate	0.25%
Issue date	08/09/2021
Maturity date	01/06/2022
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD
Amount	$ 39,436
Annual interest rate	0.25%
Issue date	10/09/2021
Maturity date	08/06/2022
Wells Fargo Bank [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD
Amount	$ 4,283
Annual interest rate	0.28%
Issue date	15/09/2021
Maturity date	14/09/2022
Citibank N.A. [Member]
Debt Issued (Details) - Schedule of debt securities issued [Line Items]
Currency	USD
Amount	$ 3,073
Annual interest rate	0.28%
Issue date	22/09/2021
Maturity date	16/09/2022